PROVISION FOR TAX, CIVIL AND LABOR RISKS - Schedule of detailed information about other provisions (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year		R$ 2,200,177	R$ 220,066
Acquisition of subsidiary	[1]		1,757,940
Additions		319,805	553,456
Reversals	[2]	(386,718)	(205,893)
Payments		(132,784)	(221,429)
Inflation adjustment		25,731	37,966
Exchange rate variation		(26,403)	156,539
Transfers	[3]	(967)	(98,468)
Balance as of the end of the year		1,998,841	2,200,177
Current		230,097	199,733
Non-current		1,768,744	2,000,444
Business Combination
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year		797,693
Acquisition of subsidiary	[1]		820,103
Additions		22	9,772
Reversals	[2]	(195,070)	(67,482)
Payments
Inflation adjustment		10,450	21,671
Exchange rate variation		(15,466)	13,629
Transfers	[3]
Balance as of the end of the year		597,585	797,693
Amounts arising from lawsuits with probability of possible and remote loss		872,993
Tax
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year		931,771	127,842
Acquisition of subsidiary	[1]		671,667
Additions		47,116	169,824
Reversals	[2]	(78,488)	(71,797)
Payments		(4,965)	(54,590)
Inflation adjustment		4,698	5,623
Exchange rate variation		(25,609)	83,202
Transfers	[3]	(12,429)
Balance as of the end of the year		862,094	931,771
Amounts arising from lawsuits with probability of possible and remote loss		709,751
Civil
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year		219,374	30,653
Acquisition of subsidiary	[1]		102,208
Additions		181,856	329,294
Reversals	[2]	(35,433)	(62,013)
Payments		(88,266)	(118,047)
Inflation adjustment		2,723	4,164
Exchange rate variation		12,471	32,424
Transfers	[3]	(12,965)	(99,309)
Balance as of the end of the year		305,690	219,374
Amounts arising from lawsuits with probability of possible and remote loss		119,572
Labour
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year		251,339	61,571
Acquisition of subsidiary	[1]		163,962
Additions		90,855	44,566
Reversals	[2]	(77,727)	(4,601)
Payments		(39,553)	(48,792)
Inflation adjustment		7,860	6,508
Exchange rate variation		2,201	27,284
Transfers	[3]	(1,503)	841
Balance as of the end of the year		233,472	R$ 251,339
Amounts arising from lawsuits with probability of possible and remote loss		R$ 55,624

[1]	Amounts arising from tax, labor and civil lawsuits with probability of possible and remote loss in the amount of R$709,751, R$55,624 and R$119,572, respectively, measured and recorded at the estimated fair value resulting from the business combination with Avon, in accordance with paragraph 23 of CPC 15/IFRS 3, additionally, the fair value of contingent liabilities includes liabilities assumed and recognized by Avon prior to the allocation of fair value, in the amount of R$872,993.
[2]	Reversals mainly refer to adhesion to state tax amnesty programs and change of labor proceedings estimates.
[3]	Amounts related to the 2020 period resulted from other liabilities of subsidiary Avon related to proceedings previously recognized as contingent liabilities being reclassified as other trade accounts payable.